Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Components of Accumulated Other Comprehensive Loss included in Stockholders Equity

The components of accumulated other comprehensive loss, included in stockholders’ equity, are as follows:

	2012	2011
	(In thousands)

Net unrealized gain on securities available-for-sale	$524	$744
Net unrealized loss for unfunded status of defined benefit plan liability	(2,169)	(2,137)

	(1,645)	(1,393)
Tax effect	558	473

Net-of-tax amount	$(1,087)	$(920)